Goodwill - Schedule of Reconciliation of Changes in Goodwill (Detail) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	$ 1,093	$ 1,101
Changes in foreign exchange rates	(2)	(8)
Intangible assets and goodwill	1,091	1,093
Steelmaking Coal Operations
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	702	702
Changes in foreign exchange rates	0	0
Intangible assets and goodwill	702	702
Quebrada Blanca
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	391	399
Changes in foreign exchange rates	(2)	(8)
Intangible assets and goodwill	$ 389	$ 391